Financial risk management (Details)	Jun. 30, 2019
Interest rate August 15 2023 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0683
Devaluation in scenario I at 25%	0.0512
Devaluation in scenario II at 50%	0.0342
Appreciation in scenario III at 25%	0.0854
Appreciation in scenario IV at 50%	0.1025
USD - July 4, 2019 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0383
Devaluation in scenario I at 25%	0.0287
Devaluation in scenario II at 50%	0.0192
Appreciation in scenario III at 25%	0.0479
Appreciation in scenario IV at 50%	0.0575
USD - July 5, 2019 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0383
Devaluation in scenario I at 25%	0.0287
Devaluation in scenario II at 50%	0.0192
Appreciation in scenario III at 25%	0.0479
Appreciation in scenario IV at 50%	0.0575
USD - July 30, 2019 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0385
Devaluation in scenario I at 25%	0.0289
Devaluation in scenario II at 50%	0.0193
Appreciation in scenario III at 25%	0.0481
Appreciation in scenario IV at 50%	0.0578
USD-July 31, 2019 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0385
Devaluation in scenario I at 25%	0.0289
Devaluation in scenario II at 50%	0.0193
Appreciation in scenario III at 25%	0.0481
Appreciation in scenario IV at 50%	0.0578
USD - August 30, 2019 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0386
Devaluation in scenario I at 25%	0.0290
Devaluation in scenario II at 50%	0.0193
Appreciation in scenario III at 25%	0.0483
Appreciation in scenario IV at 50%	0.0579
USD - November 26, 2019 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0389
Devaluation in scenario I at 25%	0.0292
Devaluation in scenario II at 50%	0.0195
Appreciation in scenario III at 25%	0.0486
Appreciation in scenario IV at 50%	0.0584
USD-March 30, 2020 [Member]
Statement Line Items [Line Items]
Probable scenario	0.0393
Devaluation in scenario I at 25%	0.0295
Devaluation in scenario II at 50%	0.0197
Appreciation in scenario III at 25%	0.0491
Appreciation in scenario IV at 50%	0.0590
Soybean - R$ / bag –December 20, 2019 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.8069
Devaluation in scenario I at 25%	0.6052
Devaluation in scenario II at 50%	0.4035
Appreciation in scenario III at 25%	1.0086
Appreciation in scenario IV at 50%	1.2104
Soybean - R$ / bag – February 21, 2020 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.7955
Devaluation in scenario I at 25%	0.5966
Devaluation in scenario II at 50%	0.3978
Appreciation in scenario III at 25%	0.9944
Appreciation in scenario IV at 50%	1.1933
Soybean - R$ / bag – June 26, 2020 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.8069
Devaluation in scenario I at 25%	0.6052
Devaluation in scenario II at 50%	0.4035
Appreciation in scenario III at 25%	100.86
Appreciation in scenario IV at 50%	121.04
Soybean - R$ / bag – June 29, 2020 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.8069
Devaluation in scenario I at 25%	0.6052
Devaluation in scenario II at 50%	0.4035
Appreciation in scenario III at 25%	1.0086
Appreciation in scenario IV at 50%	1.2104
Corn - R$ / bag – August 23, 2019 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.3845
Devaluation in scenario I at 25%	0.2884
Devaluation in scenario II at 50%	0.1923
Appreciation in scenario III at 25%	0.4806
Appreciation in scenario IV at 50%	0.5768
Corn - R$ / bag – September 13, 2019 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.3845
Devaluation in scenario I at 25%	0.2884
Devaluation in scenario II at 50%	0.1923
Appreciation in scenario III at 25%	0.4806
Appreciation in scenario IV at 50%	0.5768
Corn - R$ / bag – September 17, 2019 (BM&F) [Member]
Statement Line Items [Line Items]
Probable scenario	0.3716
Devaluation in scenario I at 25%	0.2787
Devaluation in scenario II at 50%	0.1858
Appreciation in scenario III at 25%	0.4645
Appreciation in scenario IV at 50%	0.5574
Corn - R$ / bag –December 20, 2019 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.3777
Devaluation in scenario I at 25%	0.2833
Devaluation in scenario II at 50%	0.1889
Appreciation in scenario III at 25%	0.4721
Appreciation in scenario IV at 50%	0.5666
Corn - R$ / bag – August 24, de 2020 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.3777
Devaluation in scenario I at 25%	0.2833
Devaluation in scenario II at 50%	0.1889
Appreciation in scenario III at 25%	0.4721
Appreciation in scenario IV at 50%	0.5666
Fed Cattle - R$ / arroba - July 31, 2019 (BM&F) [Member]
Statement Line Items [Line Items]
Probable scenario	1.5600
Devaluation in scenario I at 25%	1.1700
Devaluation in scenario II at 50%	0.7800
Appreciation in scenario III at 25%	1.9500
Appreciation in scenario IV at 50%	2.3400
Fed Cattle - R$ / arroba - October 31, 2019 (BM&F) [Member]
Statement Line Items [Line Items]
Probable scenario	1.6415
Devaluation in scenario I at 25%	1.2311
Devaluation in scenario II at 50%	0.8208
Appreciation in scenario III at 25%	2.0519
Appreciation in scenario IV at 50%	2.4623
Fed Cattle - R$ / arroba - November 1, 2019 (BM&F) [Member]
Statement Line Items [Line Items]
Probable scenario	1.6415
Devaluation in scenario I at 25%	1.2311
Devaluation in scenario II at 50%	0.8208
Appreciation in scenario III at 25%	2.0519
Appreciation in scenario IV at 50%	2.4623
Cotton - R$ / arroba – July 12, 2019 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.8374
Devaluation in scenario I at 25%	0.6281
Devaluation in scenario II at 50%	0.4187
Appreciation in scenario III at 25%	1.0468
Appreciation in scenario IV at 50%	1.2561
Cotton - R$ / arroba – November 11, 2019 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.8374
Devaluation in scenario I at 25%	0.6281
Devaluation in scenario II at 50%	0.4187
Appreciation in scenario III at 25%	1.0468
Appreciation in scenario IV at 50%	1.2561
Cotton - R$ / arroba –December 6, 2019 (CBOT) [Member]
Statement Line Items [Line Items]
Probable scenario	0.8374
Devaluation in scenario I at 25%	0.6281
Devaluation in scenario II at 50%	0.4187
Appreciation in scenario III at 25%	1.0468
Appreciation in scenario IV at 50%	1.2561